Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

3. PROPERTY AND EQUIPMENT

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	December 31, 2020	December 31, 2019

Machinery and Equipment	$8,908,000	$5,654,100
Vehicles	73,500	83,600
Furniture and Fixtures	136,300	54,900
Leasehold Improvements	7,000	7,000

Total Fixed Assets	9,124,800	5,799,600

Less Accumulated Depreciation	(948,800)	(727,700)

Fixed Assets, Net	$8,176,000	$5,071,900

Depreciation expense was $619,800 and $427,600 for the years ended December 31, 2020 and 2019, respectively.